DUE FROM RELATED PARTIES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock value	$ 63,642,218	$ 51,470,944	$ 50,917,144
Accrued interest	8,643
Lifschultz Enterprise Company LLC
Common stock value	462,471,800
Accrued interest	10,406
Note receivable	$ 208,232